Summary of warrants activity reclassified equity (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Warrants
Warrants outstanding, beginning of year | shares	668,138
Weighted average exercise price, beginning of year | $ / shares	$ 2.35
Warrants outstanding, beginning of year, value | $	$ 1,563
Warrants, exercised | shares	(16,588)
Weighted average exercise price, exercised | $ / shares	$ 0.01
Warrants outstanding, exercised, value | $	$ (52)
Warrants, expired | shares	(67,339)
Weighted average exercise price, expired | $ / shares	$ 58.90
Warrants outstanding, exercised, value | $
Warrants, change in fair value of warrants | shares
Weighted average exercise price, change in fair value of warrants | $ / shares
Change in fair value of warrants, value | $	$ (159)
Warrants outstanding, ending of year | shares	584,211
Weighted average exercise price, ending of year | $ / shares	$ 6.52
Warrants outstanding, ending of year, value | $	$ 1,352